Average Annual Total Returns - VIPSectorFunds-InitialComboPRO - VIPSectorFunds-InitialComboPRO - VIP Consumer Discretionary Portfolio	Apr. 29, 2024
VIP Consumer Discretionary Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	41.99%
Past 5 years	13.93%
Past 10 years	10.85%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
F1505
Average Annual Return:
Past 1 year	40.48%
Past 5 years	16.61%
Past 10 years	12.59%